SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Accounts receivable, net	$ 229,830,000	$ 177,030,000
Google Inc.
Revenue, Major Customer [Line Items]
Revenue earned	1,400,000,000	970,400,000	727,900,000
Accounts receivable, net	$ 125,300,000	$ 105,700,000